Quarterly Holdings Report
for
Fidelity Advisor Freedom 2070 Fund
December 31, 2024
AFF70-NPRT3-0325
1.9912134.100
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity Series International Developed Markets Bond Index Fund (a)	1,273	11,051
Fidelity Series Investment Grade Bond Fund (a)	101	997
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,621	72,326
TOTAL BOND FUNDS (Cost $87,454)		84,374

Domestic Equity Funds - 51.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	5,369	85,422
Fidelity Advisor Series Growth Opportunities Fund (a)	3,638	60,201
Fidelity Advisor Series Small Cap Fund (a)	1,328	14,889
Fidelity Series All-Sector Equity Fund (a)	3,092	38,706
Fidelity Series Intrinsic Opportunities Fund (a)	448	4,760
Fidelity Series Large Cap Stock Fund (a)	4,979	114,268
Fidelity Series Large Cap Value Index Fund (a)	692	11,288
Fidelity Series Opportunistic Insights Fund (a)	3,044	73,645
Fidelity Series Small Cap Core Fund (a)	380	4,643
Fidelity Series Small Cap Discovery Fund (a)	444	4,828
Fidelity Series Small Cap Opportunities Fund (a)	1,571	22,980
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,857	66,545
Fidelity Series Value Discovery Fund (a)	4,409	68,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $597,292)		570,521

International Equity Funds - 40.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,112	33,109
Fidelity Series Emerging Markets Fund (a)	3,377	29,315
Fidelity Series Emerging Markets Opportunities Fund (a)	6,414	117,503
Fidelity Series International Growth Fund (a)	4,848	84,497
Fidelity Series International Small Cap Fund (a)	930	15,068
Fidelity Series International Value Fund (a)	7,131	85,003
Fidelity Series Overseas Fund (a)	6,291	84,554
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $468,439)		449,049

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,153,185)	1,103,944
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(705)
NET ASSETS - 100.0%	1,103,239

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	-	100,386	1,450	15,075	(16)	(13,498)	85,422	5,369
Fidelity Advisor Series Growth Opportunities Fund	-	64,329	2,996	3,925	(16)	(1,116)	60,201	3,638
Fidelity Advisor Series Small Cap Fund	-	18,351	1,748	2,302	93	(1,807)	14,889	1,328
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,550	4,580	23	30	-	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	3,552	3,582	52	30	-	-	-
Fidelity Series All-Sector Equity Fund	-	40,302	530	1,917	(11)	(1,055)	38,706	3,092
Fidelity Series Canada Fund	-	33,823	326	772	3	(391)	33,109	2,112
Fidelity Series Commodity Strategy Fund	-	4,856	4,586	116	(270)	-	-	-
Fidelity Series Emerging Markets Debt Fund	-	890	914	15	24	-	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	242	248	-	6	-	-	-
Fidelity Series Emerging Markets Fund	-	31,499	673	638	(34)	(1,477)	29,315	3,377
Fidelity Series Emerging Markets Opportunities Fund	-	124,848	3,704	1,888	(109)	(3,532)	117,503	6,414
Fidelity Series Floating Rate High Income Fund	-	652	656	20	4	-	-	-
Fidelity Series Government Money Market Fund	-	506	506	2	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	11,408	135	145	-	(222)	11,051	1,273
Fidelity Series International Growth Fund	-	89,872	905	2,717	8	(4,478)	84,497	4,848
Fidelity Series International Small Cap Fund	-	16,534	545	1,120	(2)	(919)	15,068	930
Fidelity Series International Value Fund	-	90,874	1,076	3,051	12	(4,807)	85,003	7,131
Fidelity Series Intrinsic Opportunities Fund	-	4,880	-	28	-	(120)	4,760	448
Fidelity Series Investment Grade Bond Fund	-	2,237	1,232	5	4	(12)	997	101
Fidelity Series Large Cap Stock Fund	-	117,858	1,677	4,991	(19)	(1,894)	114,268	4,979
Fidelity Series Large Cap Value Index Fund	-	11,708	325	254	10	(105)	11,288	692
Fidelity Series Long-Term Treasury Bond Index Fund	-	82,002	6,929	584	99	(2,846)	72,326	13,621
Fidelity Series Opportunistic Insights Fund	-	76,910	1,490	3,544	(22)	(1,753)	73,645	3,044
Fidelity Series Overseas Fund	-	89,027	690	1,462	2	(3,785)	84,554	6,291
Fidelity Series Real Estate Income Fund	-	623	645	8	22	-	-	-
Fidelity Series Small Cap Core Fund	-	14,286	9,344	88	(366)	67	4,643	380
Fidelity Series Small Cap Discovery Fund	-	4,972	-	27	-	(144)	4,828	444
Fidelity Series Small Cap Opportunities Fund	-	30,627	6,833	1,474	76	(890)	22,980	1,571
Fidelity Series Stock Selector Large Cap Value Fund	-	71,862	2,568	4,740	74	(2,823)	66,545	4,857
Fidelity Series Value Discovery Fund	-	72,453	2,553	2,058	80	(1,634)	68,346	4,409
	-	1,216,919	63,446	53,041	(288)	(49,241)	1,103,944	80,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.